Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Founders' Warrants, Warrants, and Free Shares Granted During Period (Details)
€ / shares in Units, € in Thousands
																12 Months Ended
	Jun. 22, 2022 EUR (€) € / shares	Apr. 20, 2021 EUR (€) € / shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 11, 2020 EUR (€) € / shares	Mar. 29, 2019 EUR (€) € / shares	Jul. 27, 2018 EUR (€) € / shares	Mar. 06, 2018 EUR (€) € / shares	Jan. 07, 2017 EUR (€) € / shares	Feb. 02, 2016 EUR (€) € / shares	Jun. 25, 2015 EUR (€) € / shares	Jun. 10, 2015 EUR (€) € / shares	Feb. 10, 2015 EUR (€) € / shares	Sep. 16, 2014 EUR (€) € / shares	Aug. 28, 2013 EUR (€) € / shares	Apr. 10, 2013 EUR (€) € / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2023 uSDollarPerEuro
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																4,172,089	3,513,246	2,972,860
Expense for the year																€ 3,222	€ 3,174	€ 3,202
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																557,367	614,726	715,291
Expense for the year																€ 18	€ 28	€ 32
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																0	50,000	50,000
Share price (in euros) | € / shares														€ 6.30
Exercise price (in euro per share) | € / shares														€ 5.92
Volatility														256.00%
Maturity (in years)														7 years
Risk-free rate														0.90%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 152
Expense for the year																€ 0	€ 0	€ 0
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																85,750	86,150	86,150
Share price (in euros) | € / shares													€ 18.68
Exercise price (in euro per share) | € / shares													€ 18.68
Volatility													58.00%
Risk-free rate													0.64%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 965
Expense for the year																€ 0	€ 0	€ 0
BSPCE 09-2014 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													5 years 6 months
BSPCE 09-2014 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years
BSPCE 09-2014 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years 6 months
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																68,100	68,450	68,450
Share price (in euros) | € / shares												€ 18.57
Exercise price (in euro per share) | € / shares												€ 18.57
Risk-free rate												0.39%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 50
Expense for the year																€ 0	€ 0	€ 0
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												58.00%
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												62.00%
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												61.00%
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 6 months
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years 6 months
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																28,400	30,350	30,350
Share price (in euros) | € / shares											€ 20.28
Exercise price (in euro per share) | € / shares											€ 20.28
Risk-free rate											0.56%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 483
Expense for the year																€ 0	€ 0	€ 0
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											61.00%
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											61.00%
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 6 months
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years 6 months
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																97,867
Share price (in euros) | € / shares									€ 14.46
Exercise price (in euro per share) | € / shares									€ 14.46
Risk-free rate									0.32%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 1,080
Expense for the year																€ 0	0	0
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																99,150
Share price (in euros) | € / shares									€ 14.46
Exercise price (in euro per share) | € / shares									€ 14.46
Volatility									59.00%
Maturity (in years)									5 years
Risk-free rate									0.19%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 1,212
Expense for the year																€ 18	28	32
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																98,100
Share price (in euros) | € / shares								€ 15.93
Exercise price (in euro per share) | € / shares								€ 15.93
Risk-free rate								0.23%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,000
Expense for the year																€ 0	0	0
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years 6 months
BSPCE 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																80,000
Share price (in euros) | € / shares								€ 15.93
Exercise price (in euro per share) | € / shares								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 622
Expense for the year																€ 0	€ 0	€ 0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																178,100	179,150	179,500
Share price (in euros) | € / shares								€ 15.93
Exercise price (in euro per share) | € / shares								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 627
Expense for the year																€ 0	€ 0	€ 0
BSPCE 2017 Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares								€ 15.93
Exercise price (in euro per share) | € / shares								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 94
Expense for the year																€ 0	€ 0	€ 0
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																151,251	185,251	263,251
Expense for the year																€ 0	€ 0	€ 44
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																0	6,000	6,000
Share price (in euros) | € / shares															€ 6.30
Exercise price (in euro per share) | € / shares															€ 6.37
Volatility															156.00%
Maturity (in years)															6 years
Risk-free rate															0.90%
Yield															0.00%
Value of initial plan (in thousands of euros)															€ 1
Expense for the year																€ 0	€ 0	€ 0
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																10,000	10,000	10,000
Share price (in euros) | € / shares													€ 18.68
Exercise price (in euro per share) | € / shares													€ 17.67
Volatility													57.00%
Maturity (in years)													5 years
Risk-free rate													0.41%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 0
Expense for the year																€ 0	€ 0	€ 0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																21,000	21,000	21,000
Share price (in euros) | € / shares												€ 17.67
Exercise price (in euro per share) | € / shares												€ 17.67
Volatility												58.00%
Maturity (in years)												5 years
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 63
Expense for the year																€ 0	€ 0	€ 0
BSA 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate												0.26%
BSA 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate												0.27%
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																64,000	64,000	64,000
Share price (in euros) | € / shares										€ 19.54
Exercise price (in euro per share) | € / shares										€ 19.54
Risk-free rate										0.39%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 16
Expense for the year																€ 0	€ 0	€ 0
BSA 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										58.00%
BSA 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										58.00%
BSA 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										57.00%
BSA 2015-2 | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										58.00%
BSA 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years
BSA 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 1 month 6 days
BSA 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 3 months 18 days
BSA 2015-2 | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 4 months 24 days
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																0	28,000	28,000
Share price (in euros) | € / shares							€ 13.55
Exercise price (in euro per share) | € / shares							€ 13.55
Volatility							38.00%
Maturity (in years)							4 years 9 months 18 days
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 2
Expense for the year																€ 0	€ 0	€ 0
BSA 2018-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.70%
BSA 2018-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.10%
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																5,820	5,820	5,820
Share price (in euros) | € / shares						€ 16.10
Exercise price (in euro per share) | € / shares						€ 16.10
Volatility						38.00%
Maturity (in years)						4 years 9 months 18 days
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 1
Expense for the year																€ 0	€ 0	€ 0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																18,000	18,000	18,000
Share price (in euros) | € / shares					€ 11.66
Exercise price (in euro per share) | € / shares					€ 11.66
Volatility					37.00%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 24
Expense for the year																€ 0	€ 0	€ 0
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																18,000	18,000	18,000
Share price (in euros) | € / shares			€ 6.59
Exercise price (in euro per share) | € / shares			€ 6.59
Volatility			38.00%
Maturity (in years)			10 years
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 19
Expense for the year																€ 0	€ 0	€ 0
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.07%)
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																14,431	14,431	14,431
Share price (in euros) | € / shares		€ 13.47
Exercise price (in euro per share) | € / shares		€ 13.47
Volatility		39.10%
Maturity (in years)		10 years
Risk-free rate		0.27%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 44
Expense for the year																€ 0	€ 0	€ 44
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																0	0	30,000
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares																2,336,175	2,059,523	1,583,806
Expense for the year																€ 941	€ 549	€ 760
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																1,127,296	653,746	410,512
Expense for the year																€ 2,264	€ 2,597	€ 2,366
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 12.87
Exercise price (in euro per share) | € / shares							€ 0.00
Risk-free rate							0.00%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 4,951
Expense for the year																0	0	16
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 10.90
Exercise price (in euro per share) | € / shares					€ 0.00
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 4,776
Expense for the year																0	€ 0	€ 422
AGA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.19%
AGA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.141%
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																	0	50,000
Share price (in euros) | € / shares				€ 5.90
Exercise price (in euro per share) | € / shares				€ 0.00
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 287
Expense for the year																€ 0	€ 28	€ 144
AGA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.74%)
AGA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.69%)
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																0	354,711	360,512
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euro per share) | € / shares		€ 0.00
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 4,869
Expense for the year																€ 694	€ 2,283	€ 1,784
AGA 2021 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.63%
AGA 2021 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.59%
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares)																293,776	299,035	0	293,776
Share price (in euros) | € / shares	€ 3.68
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 1,092
Expense for the year																€ 530	€ 286	€ 0
AGA 2022 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	0.95%
AGA 2022 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.46%
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares																400,960	0
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,071
Expense for the year																€ 497	€ 0	0
AGA 2023 - P1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares)																432,560	0		432,560
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,130
Expense for the year																€ 543	€ 0	€ 0
AGA 2023 - P2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%